--------------------------------------------------------------------------------
                                SEMIANNUAL REPORT
--------------------------------------------------------------------------------


[Logo](R)
NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)

--------------------------------------------------------------------------------


                                                                     New England
                                                             Capital Growth Fund


                                                               [Graphic Omitted]


                                                                       Where
                                                                     The Best
                                                                       Minds
                                                                       Meet(R)

-------------
June 30, 1999
-------------

                                                                     August 1999


[photo of Bruce R. Speca]

--------------------------------------------------------------------------------
"MOST INVESTMENT PROFESSIONALS I KNOW AGREE THAT PROPER ASSET ALLOCATION IS A BEDROCK PRINCIPLE OF SOUND INVESTING."
--------------------------------------------------------------------------------

Dear Shareholder,
Performance results for the New England Family of Funds were driven mainly by two important changes that took place in our financial markets during the first half of 1999. First, the long, upward climb of large-capitalization stocks slowed dramatically as attention turned to stocks with more reasonable valuations. Then, bond investors grew fearful that our persistently strong economy would lead the Federal Reserve Board to impose higher interest rates. Your manager's commentary on the following pages details how these trends affected your fund's strategy and performance.

As I watch investments come in and out of favor, I'm reminded of the importance of asset allocation - the practice of dividing your portfolio among different kinds of stocks and bonds. The idea is to own more or less of each investment type according to your feelings about risk and your investment time horizon. Most investment professionals I know agree that proper asset allocation is a bedrock principle of sound investing. In addition to broadening diversification, it seeks to avoid exposure to narrow market segments and can help reduce volatility.

While a diversified portfolio may have given solid returns during the past year, many investors were disappointed when they compared those returns to the performance of large-company growth stocks or to the soaring returns of Internet stocks. Suddenly, investors were asking: Is asset allocation dead?

Certainly not! Like so much in life, market cycles are inevitable. Different categories of investments will be popular at different times, and a sensible asset allocation program can help you as market trends change.

I know it can be tempting to jump on a bandwagon and go after "easy money." But I encourage you, instead, to maintain a rational, long-term perspective and to consult your financial representative regularly to review and fine-tune your investments, including a well-diversified asset allocation program.

Thank you for your continued interest. We look forward to helping you achieve your long-term financial objectives.

    Sincerely,

/s/ Bruce R. Speca

    Bruce R. Speca
    President and CEO

--------------------------------------------------------------------------------
                         NEW ENGLAND CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

                                        INVESTMENT RESULTS THROUGH JUNE 30, 1999
--------------------------------------------------------------------------------

PUTTING PERFORMANCE IN PERSPECTIVE
The charts comparing your Fund's performance to a benchmark index provide you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown below appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index and would incur transaction costs and other expenses even if they could.

                                GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES

[A chart in the form of a line graph appears here illustrating a $10,000 investment in the Fund since inception 8/3/92, compared to the Russell 1000 Growth Index over the same period. The data for this chart are as follows:]

                    AUGUST 1992 (INCEPTION) THROUGH JUNE 1999

               Net          Maximum       Russell
              Asset          Sales         1000
              Value(1)      Charge(2)     Growth(4)
              --------      ---------     ---------
 8/92        $10,000        $ 9,425       $10,000
 6/93        $11,952        $11,265       $10,684
 6/94        $11,329        $10,678       $10,655
 6/95        $14,838        $13,985       $13,906
 6/96        $17,779        $16,757       $17,773
 6/97        $20,899        $19,697       $23,343
 6/98        $25,957        $24,464       $30,671
 6/99        $30,138        $28,405       $39,032

This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B and C share performance will differ from that shown based on differences inception date, fees and sales charges. All index and Fund performance assumes reinvestment of distributions.

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE               NO BANK GUARANTEE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NEW ENGLAND CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

                                         AVERAGE ANNUAL TOTAL RETURNS -- 6/30/99
--------------------------------------------------------------------------------

CLASS A (Inception 8/3/92)   6 MONTHS    1 YEAR     5 YEARS    SINCE INCEPTION
Net Asset Value(1)             6.8%       17.2%      21.8%         17.3%
With Maximum Sales Charge(2)   0.6        10.5       20.6          16.3
-------------------------------------------------------------------------------

CLASS B (Inception 9/13/93) 6 MONTHS     1 YEAR     5 YEARS    SINCE INCEPTION
Net Asset Value(1)             6.4%       16.2%      20.9%         16.4%
With CDSC(3)                   1.4        11.6       20.7          16.2
-------------------------------------------------------------------------------

CLASS C (Inception 12/30/94) 6 MONTHS         1 YEAR           SINCE INCEPTION
Net Asset Value(1)             6.4%            16.2%               21.2%
With CDSC(3)                   5.4             15.2                21.2
-------------------------------------------------------------------------------

                                                    SINCE    SINCE      SINCE
                                                    FUND'S   FUND'S    FUND'S
                                                   CLASS A   CLASS B   CLASS C
COMPARATIVE PERFORMANCE  6 MONTHS  1 YEAR 5 YEARS INCEPTION INCEPTION INCEPTION
Russell 1000 Growth(4)     10.5%    27.3%   29.7%    21.4%     25.0%    31.1%
Lipper Growth Avg.(5)      11.7     18.9    22.6     18.1      18.9     24.5
Morningstar Large
  Growth Average(6)        12.4     26.4    25.2     19.8      21.0     27.6
-------------------------------------------------------------------------------

NOTES TO CHARTS
These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost.

(1) Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at time of purchase. Returns would have been lower had sales charges been reflected.

(2) With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 5.75% at the time of purchase of Class A shares.

(3) With Contingent Deferred Sales Charge (CDSC) performance assumes reinvestment of all distributions and, for Class B shares, assumes that a maximum 5.00% sales charge is applied to redemptions. The sales charge will decrease over time, declining to zero six years after the purchase of shares. With CDSC performance for Class C shares assumes a maximum 1.00% sales charge on redemptions within the first year of purchase.

(4) Russell 1000 Growth Index is an unmanaged index measuring the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The performance of the index has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. It is not possible to invest directly in an index. Class A since inception return is calculated from 7/31/92. Class B since inception return is calculated from 9/30/93.

(5) Lipper Growth Average is an average (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Inc., an independent mutual fund ranking service. Class A since inception return is calculated from 8/6/92. Class B since inception return is calculated from 9/30/93.

(6) Morningstar Large Growth Average is an average (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Morningstar, Inc., an independent mutual fund ranking service. Class A since inception return is calculated from 7/31/92. Class B since inception return is calculated from 9/30/93.

--------------------------------------------------------------------------------
                         NEW ENGLAND CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

                                 QUESTIONS & ANSWERS WITH YOUR PORTFOLIO MANAGER
--------------------------------------------------------------------------------

[Photo of Gerald Scriver]

Gerald Scriver
Westpeak Investment
 Advisors, L.P.

Q. Please tell us about New England Capital Growth Fund's performance during the first half of 1999.

For the six months ending June 30, 1999, New England Capital Growth Fund's Class A shares at net asset value had a return of 6.8%. This return includes a $1.40 per share gain in net asset value. The Fund's results lagged the 10.45% return of its benchmark, the Russell 1000 Growth Index(R), during the period, as we avoided heavy weightings in the market's most volatile sectors.

Q. Describe the market environment in the first six months of 1999.

Since the latter part of 1998 and continuing this year, investors seem to be broadening the range of stocks they are willing to own and backing off from their narrow, telescopic view of just a few large-capitalization stocks. Seen through a wider-angle lens, a broader portion of the investment spectrum is now coming into focus and value characteristics are receiving greater attention than they have had. This is a significant development, one that we think may influence market activity for the rest of this year and into 2000.

Before this shift to value, a willingness to assume risk was the most rewarding of investor characteristics. For a time, extreme price volatility paid off in some sectors, notably the stocks of some Internet companies whose prospects for profitability were distant and dubious. Investors drew from this background a false sense of security concerning the risks of over-priced equities and the efficacy of short-term trading. Meanwhile, more traditional and tested approaches, including those favoring companies whose prices bore some relationship to their values, were penalized in 1998.

Q. Given this environment, what was your investment strategy during the period?

In order to take advantage of the migration toward value-based leadership, we focused Capital Growth Fund's portfolio on some of the companies in the Russell 1000 Growth Index(R) whose book values appeared attractive relative to their stock prices. Another step in this strategy was to emphasize mid- to large-capitalization stocks with price/earnings (P/E) ratios below the market average. These are companies whose prices stand at reasonable multiples of their profits, expressed in earnings per share. Both moves were aimed at reducing portfolio volatility.

As we increased emphasis on more reasonably valued growth stocks we reduced weightings in high-priced sectors, among them banks, because of their sensitivity to interest rates, and consumer staples such as drugs and beverages. In addition, we reduced the Fund's technology exposure down to just over market levels. Meanwhile, based on attractive valuations, we brought the portfolio's weighting in energy and other basic industries in line with the Russell 1000 Growth Index(R). Finally, increased prices afforded a timely opportunity to eliminate a large portion of our telecommunications holdings.

                                   YOUR FUND'S 10 LARGEST INVESTMENTS -- 6/30/99

                                                                     % OF
 COMPANY                                                           NET ASSETS
-------------------------------------------------------------------------------
 1.  GENERAL ELECTRIC CO.                                             5.9
 2.  MICROSOFT CORP.                                                  5.7
 3.  INTEL CORP.                                                      5.3
 4.  WAL-MART STORES, INC.                                            4.1
 5.  LUCENT TECHNOLOGIES, INC.                                        4.1
 6.  INTERNATIONAL BUSINESS MACHINES CORP.                            2.6
 7.  CISCO SYSTEMS                                                    2.2
 8.  BRISTOL-MYERS SQUIBB                                             2.2
 9.  KIMBERLY-CLARK CORP.                                             2.1
10.  JOHNSON & JOHNSON                                                2.1

PORTFOLIO HOLDINGS AND ASSET ALLOCATIONS WILL VARY.


Q. What were the principal factors affecting performance?

Our disciplined, objective process is designed to ignore fads. As a result, performance in the first half of the year was penalized by the Fund's lack of representation in the most volatile sectors, especially Internet stocks. Stock selection was generally favorable, however, with the most positive results coming from Meritor Automotive, Tellabs, a maker of communications equipment, Lexmark International, a manufacturer of printers for computers and Gulfstream, which was acquired by General Dynamics. Companies that hurt performance included First American Financial, Johns Manville, and drugmakers Schering Plough and Pfizer.

Q. What is your current outlook for the market and the Fund?

We think that the U.S. economy will slow modestly, partially on its own and partially due to higher interest rates. The Federal Reserve Board remains a diligent inflation watchdog and, in June, raised short-term interest rates in an attempt to ease inflationary pressures. Higher rates can put pressure on corporate earnings, making careful analysis of fundamental valuations even more important in the second half of 1999 and beyond.

Despite higher interest rates, we do not anticipate a widespread market decline. Instead, we think a "rolling" market correction more likely, one in which individual sectors slump as investors ratchet down unrealistic expectations for growth. Most vulnerable, we believe, will be stocks that are highly volatile and extremely overvalued -- a working definition of Internet stocks.

The changes we have made to Capital Growth Fund's portfolio are intended to take advantage of the opportunities we see for potential growth among reasonably priced stocks. The Fund was positioned conservatively at mid-year, with an average P/E ratio well below that of the benchmark Russell 1000 Growth Index(R).

We will continue to rely on our proprietary stock selection techniques that we have developed and refined over the years as we seek stronger performance for the Fund in the months ahead.

The portfolio manager's commentary reflects the conditions and actions taken during the reporting period, which are subject to change. A shift in opinion may result in strategic and other portfolio changes.

Investing in small-cap companies involves greater risk than is customarily associated with more established companies. This risk may increase share price volatility. See the Fund's prospectus for details.

--------------------------------------------------------------------------------
                              PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Investments as of June 30, 1999
(unaudited)

COMMON STOCK -- 98.4% OF TOTAL NET ASSETS

    SHARES    DESCRIPTION                                              VALUE (A)
--------------------------------------------------------------------------------
             AEROSPACE -- 1.6%
     2,200   B.F. Goodrich Co. ................................   $      93,500
    71,300   Cordant Technologies, Inc. .......................       3,221,869
     2,900   Gulfstream Aerospace Corp. (c) ...................         195,931
     7,400   United Technologies Corp. ........................         530,488
                                                                  -------------
                                                                      4,041,788
                                                                  -------------
             APPAREL & TEXTILES -- 2.1%
   128,000   Mohawk Industries, Inc. (c) ......................       3,888,000
    46,400   Shaw Industries, Inc. ............................         765,600
    24,100   Westpoint Stevens, Inc. ..........................         718,481
                                                                  -------------
                                                                      5,372,081
                                                                  -------------
             AUTOMOTIVE -- 0.0%
     2,800   Meritor Automotive, Inc. .........................          71,400
                                                                  -------------
             BANKS -- 2.0%
    19,500   Citigroup, Inc. ..................................         926,250
   113,200   Cullen/Frost Bankers, Inc. .......................       3,120,075
     9,900   Fifth Third Bancorp ..............................         658,969
    13,800   Firstar Corp. ....................................         386,400
                                                                  -------------
                                                                      5,091,694
                                                                  -------------
             BANKS & THRIFTS -- 0.9%
    65,800   Greenpoint Financial Corp. .......................       2,159,063
                                                                  -------------
             BROADCASTING -- 2.1%
    83,100   CBS Corp. (c) ....................................       3,609,656
    21,000   Time Warner, Inc. ................................       1,543,500
                                                                  -------------
                                                                      5,153,156
                                                                  -------------
             BUILDING CONSTRUCTION -- 2.1%
   142,600   D.R. Horton, Inc. ................................       2,370,725
    45,900   Johns Manville Corp. .............................         596,700
     1,200   Lennar Corp. .....................................          28,800
    42,500   USG Corp. ........................................       2,380,000
                                                                  -------------
                                                                      5,376,225
                                                                  -------------
             BUSINESS SERVICES -- 0.3%
     6,500   Computer Sciences (c) ............................         449,719
    16,500   Reynolds & Reynolds Co. ..........................         384,656
                                                                  -------------
                                                                        834,375
                                                                  -------------
             COMPUTER SOFTWARE & SERVICES -- 9.1%
    77,600   Bell & Howell (c) ................................       2,934,250
    13,200   Compuware Corp. (c) ..............................         419,925
   158,900   Microsoft Corp. (c) ..............................      14,330,793
   190,100   Sterling Software, Inc. ..........................       5,073,294
                                                                  -------------
                                                                     22,758,262
                                                                  -------------
             COMPUTERS & BUSINESS EQUIPMENT -- 6.7%
    87,850   Cisco Systems (c) ................................       5,660,834
    22,300   EMC Corp. (c) ....................................       1,226,500
    50,200   International Business Machines Corp. ............       6,488,350
    42,600   Lexmark International Group (c) ..................       2,814,263
    10,500   Pitney Bowes, Inc. ...............................         674,625
                                                                  -------------
                                                                     16,864,572
                                                                  -------------
             CONSUMER GOODS & SERVICES -- 0.8%
    18,000   Clorox Co. .......................................       1,922,625
                                                                  -------------
             DRUGS -- 8.8%
    85,400   Amgen, Inc. (c) ..................................       5,198,725
    12,800   Biogen, Inc. (c) .................................         823,200
    80,300   Bristol-Myers Squibb .............................       5,656,131
     8,350   Cardinal Health, Inc. ............................         535,444
    46,600   Merck & Co. ......................................       3,448,400
    24,200   Pfizer, Inc. .....................................       2,655,950
    40,000   Schering-Plough Corp. ............................       2,120,000
    22,800   Warner-Lambert Co. ...............................       1,581,750
                                                                  -------------
                                                                     22,019,600
                                                                  -------------
             DRUGS & HEALTH CARE -- 2.3%
    53,100   PacifiCare Health Systems ........................       3,823,200
    55,500   Trigon Healthcare, Inc. ..........................       2,018,812
                                                                  -------------
                                                                      5,842,012
                                                                  -------------
             ELECTRONICS -- 1.2%
    57,000   Waters Corp. (c) .................................       3,028,125
                                                                  -------------
             FINANCIAL SERVICES -- 10.9%
    12,800   American Express Co. .............................       1,665,600
    73,700   Countrywide Credit Industries, Inc. ..............       3,150,675
    36,000   Federal National Mortgage Association ............       2,461,500
    91,600   Finova Group, Inc. ...............................       4,820,450
   132,300   General Electric Co. .............................      14,949,900
    10,100   Household International ..........................         478,487
                                                                  -------------
                                                                     27,526,612
                                                                  -------------
             FOOD & BEVERAGES -- 1.8%
    39,000   Coca-Cola Co. ....................................       2,437,500
    56,781   Tootsie Roll Industries ..........................       2,193,166
                                                                  -------------
                                                                      4,630,666
                                                                  -------------
             FOREST PRODUCTS -- 2.1%
    94,700   Kimberly-Clark Corp. .............................       5,397,900
                                                                  -------------
             HEALTH CARE - PRODUCTS-- 5.5%
    83,600   Abbott Laboratories ..............................       3,803,800
    54,700   Johnson & Johnson ................................       5,360,600
   132,000   Patterson Dental Co. .............................       4,587,000
                                                                  -------------
                                                                     13,751,400
                                                                  -------------
             HOTELS & RESTAURANTS -- 0.7%
    19,400   Brinker International, Inc. ......................         527,438
    23,900   MGM Grand, Inc. (c) ..............................       1,171,100
                                                                  -------------
                                                                      1,698,538
                                                                  -------------
             INDUSTRIAL PARTS -- 0.4%
    42,400   Mettler Toledo International, Inc. ...............       1,052,050
                                                                  -------------
             INDUSTRIAL SERVICES -- 0.2%
     6,400   Hertz Corp. ......................................         396,800
                                                                  -------------
             INSURANCE -- 2.4%
   231,900   First American Financial Corp. ...................       4,145,212
    33,500   Hartford Life, Inc. ..............................       1,762,938
                                                                  -------------
                                                                      5,908,150
                                                                  -------------
             LEISURE -- 0.1%
     4,000   Eastman Kodak Co. ................................         271,000
                                                                  -------------
             MANUFACTURING -- 1.7%
    73,800   Briggs & Stratton Corp. ..........................       4,261,950
                                                                  -------------
             MANUFACTURING - DIVERSIFIED -- 1.1%
    50,450   Crane Co. ........................................       1,586,022
    27,400   Teleflex, Inc. ...................................       1,190,187
                                                                  -------------
                                                                      2,776,209
                                                                  -------------
             PUBLISHING -- 2.6%
    54,200   Central Newspapers, Inc. .........................       2,039,275
    91,900   Harte-Hanks, Inc. ................................       2,492,787
    30,500   Knight-Ridder, Inc. ..............................       1,675,594
     8,600   Viacom, Inc., Class B (c) ........................         378,400
                                                                  -------------
                                                                      6,586,056
                                                                  -------------
             RETAIL - CLOTHING -- 1.0%
    31,500   Gap, Inc. ........................................       1,586,813
    20,400   Ross Stores, Inc. ................................       1,027,650
                                                                  -------------
                                                                      2,614,463
                                                                  -------------
             RETAIL - DEPARTMENT STORE -- 5.8%
    50,400   Dayton Hudson Corp. ..............................       3,276,000
    25,600   TJX Companies, Inc. ..............................         852,800
   215,600   Wal-Mart Stores, Inc. ............................      10,402,700
                                                                  -------------
                                                                     14,531,500
                                                                  -------------
             RETAIL - GROCERY -- 0.6%
    50,000   Kroger Co. (c) ...................................       1,396,875
                                                                  -------------
             RETAIL - SPECIALTY -- 2.2%
    52,700   Furniture Brands International ...................       1,469,012
    62,500   Home Depot, Inc. .................................       4,027,344
                                                                  -------------
                                                                      5,496,356
                                                                  -------------
             SECURITIES & ASSET MANAGEMENT -- 2.3%
    25,800   Lehman Brothers Holdings, Inc. ...................       1,606,050
    41,900   Morgan Stanley Dean Witter .......................       4,294,750
                                                                  -------------
                                                                      5,900,800
                                                                  -------------
             SEMI-CONDUCTORS -- 5.3%
   225,000   Intel Corp. ......................................      13,387,500
                                                                  -------------
             TELECOMMUNICATION -- 3.7%
    46,900   Ameritech Corp. ..................................       3,447,150
     8,550   AT&T Corp. .......................................         477,197
    60,600   BellSouth Corp. ..................................       2,840,625
    24,500   SBC Communications, Inc. .........................       1,421,000
    22,300   U.S. Cellular Corp. (c) ..........................       1,193,050
                                                                  -------------
                                                                      9,379,022
                                                                  -------------
             TELECOMMUNICATION EQUIPMENT -- 5.1%
   153,600   Lucent Technologies, Inc. ........................      10,358,400
    35,000   Tellabs, Inc. (c) ................................       2,364,687
                                                                  -------------
                                                                     12,723,087
                                                                  -------------
             TOBACCO -- 1.6%
    98,600   Philip Morris Cos ................................       3,962,488
                                                                  -------------
             TRANSPORTATION -- 1.3%
    58,000   CNF Transportation, Inc. .........................       2,225,750
    21,000   FDX Corp. (c) ....................................       1,139,250
                                                                  -------------
                                                                      3,365,000
                                                                  -------------
             Total Common Stock (Identified Cost $194,414,961)      247,549,400
                                                                  -------------

Short Term Investment -- 1.5%

   Principal
    Amount

$3,750,000   Repurchase Agreement with State Street Bank and
               Trust Co. dated 6/30/1999 at 4.000% to be
               repurchased at $3,750,416 on 7/1/1999,
               collateralized by $3,885,000 U.S. Treasury Bond,
                  at 6.000%, due 2/15/26 valued at $3,826,849         3,750,000
                                                                   ------------
              Total Short Term Investment
                (Identified Cost $3,750,000) ..................       3,750,000
                                                                   ------------
              Total Investments-- 99.9%
                (Identified Cost $198,164,961) (b) ............     251,299,400
                  Other assets less liabilities ...............         286,227
                                                                   ------------
              Total Net Assets-- 100% .........................    $251,585,627
                                                                   ============
         --------------------

 (a) See Note 1a of Notes to Financial Statements.
 (b) Federal Tax Information:
     At June 30, 1999 the net unrealized appreciation on investments based on cost of $198,164,961 for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for all
       investments in which there is an excess of value over
       tax cost. ..............................................    $ 58,608,645
     Aggregate gross unrealized depreciation for all
       investments in which there is an excess of tax cost
       over value .............................................      (5,474,206)
                                                                   ------------
       Net unrealized appreciation                                 $ 53,134,439
                                                                   ============
 (c) Non-income producing security.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

June 30, 1999
(unaudited)

ASSETS
  Investments at value (Identified cost $198,164,961) ........                   $ 251,299,400
  Cash .......................................................                             698
  Receivable for:
    Fund shares sold .........................................                         589,491
    Dividends, interest and securities lending fees ..........                         179,525
    Miscellaneous ............................................                           3,719
                                                                                 -------------
                                                                                   252,072,833
                                                                                 -------------

LIABILITIES
  Payable for:
    Fund shares redeemed ..................................... $     208,134
  Accrued expenses:
    Management fees ..........................................       145,829
    Deferred trustees' fees ..................................        22,551
    Accounting and administrative ............................        12,298
    Other expenses ...........................................        98,394
                                                               -------------
                                                                                       487,206
                                                                                 -------------
NET ASSETS ...................................................                   $ 251,585,627
                                                                                 =============
  Net Assets consist of:
    Capital paid in ..........................................                   $ 175,811,446
    Undistributed net investment income (loss) ...............                        (970,138)
    Accumulated net realized gains (losses) ..................                      23,609,880
    Unrealized appreciation (depreciation) on investments ....                      53,134,439
                                                                                 -------------

NET ASSETS ...................................................                   $ 251,585,627
                                                                                 =============
  Computation of net asset value and offering price:
  Net asset value and redemption price of Class A shares
   ($183,434,479 / 8,309,828 shares of beneficial interest) ..                       $ 22.07
                                                                                     =======

  Offering price per share (100/94.25 of $22.07) .............                       $ 23.42*
                                                                                     =======

  Net asset value and offering price of Class B shares
   ($65,535,305 / 3,179,466 shares of beneficial interest) ...                       $ 20.61**
                                                                                     =======

  Net asset value and offering price of Class C shares
   ($2,577,668 / 125,064 shares of beneficial interest) ......                       $ 20.61**
                                                                                     =======

  Net asset value, offering and redemption price of Class Y
    shares ($38,175 / 1,729 shares of beneficial interest) ...                       $ 22.08
                                                                                     =======

 * Based upon single purchases of less than $50,000.
   Reduced sales charges apply for purchases in excess of this amount.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

Six Months Ended June 30, 1999
(unaudited)

INVESTMENT INCOME
  Dividends ..................................................                 $     884,000
  Interest ...................................................                        79,155
  Securities lending fees ....................................                        15,982
                                                                               -------------
                                                                                     979,137

  Expenses
    Management fees .......................................... $     886,673
    Service fees - Class A ...................................       219,878
    Service and distribution fees - Class B ..................       304,011
    Service and distribution fees - Class C ..................         9,960
    Trustees' fees and expenses ..............................         8,113
    Accounting and administrative ............................        37,865
    Custodian and securities lending .........................        48,399
    Transfer agent ...........................................       318,641
    Audit and tax services ...................................        15,750
    Legal ....................................................         7,026
    Printing .................................................        18,763
    Registration .............................................        42,568
    Miscellaneous ............................................        13,503
                                                               -------------
  Total expenses .............................................                     1,931,150
                                                                               -------------
   Net investment income (loss) ..............................                      (952,013)
                                                                               -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

  Realized gain (loss) on investments -- net .................    22,931,301
  Unrealized appreciation (depreciation) on investments -- net    (6,410,177)
                                                               -------------
  Net gain (loss) on investment transactions .................                    16,521,124
                                                                               -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ........                 $  15,569,111
                                                                               =============


                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

(unaudited)

                                                                              SIX MONTHS
                                                               YEAR ENDED        ENDED
                                                              DECEMBER 31,      JUNE 30,
                                                                  1998            1999
                                                             -------------    -------------
FROM OPERATIONS
 Net investment income (loss) ............................   $  (1,666,515)   $    (952,013)
 Net realized gain (loss) on investments .................      38,149,843       22,931,301
 Net unrealized appreciation (depreciation) on investments      17,491,799       (6,410,177)
                                                             -------------    -------------
 Increase (decrease) in net assets from operations .......      53,975,127       15,569,111
                                                             -------------    -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gain on investments
   Class A ...............................................     (31,038,092)               0
   Class B ...............................................     (10,585,195)               0
   Class C ...............................................        (250,102)               0
                                                             -------------    -------------
                                                               (41,873,389)               0
                                                             -------------    -------------
INCREASE (DECREASE IN NET ASSETS
  DERIVED FROM CAPITAL SHARE TRANSACTIONS ................      26,554,677        1,100,824
                                                             -------------    -------------
Total increase (decrease) in net assets ..................      38,656,415       16,669,935

NET ASSETS
  Beginning of the period ................................     196,259,277      234,915,692
                                                             -------------    -------------
  End of the period ......................................   $ 234,915,692    $ 251,585,627
                                                             =============    =============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
  End of the period ......................................   $     (18,123)   $    (970,138)
                                                             =============    =============

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(unaudited)

                                                                                     CLASS A
                                                -----------------------------------------------------------------------------
                                                                                                                    SIX MONTHS
                                                                      YEAR ENDED DECEMBER 31,                          ENDED
                                                --------------------------------------------------------------       JUNE 30,
                                                   1994     1995           1996          1997           1998            1999
                                                ---------------------------------------------------------------       --------
Net Asset Value, Beginning of the Period ....   $ 15.27   $  15.02       $  18.41       $  19.27       $  19.95       $  20.67
                                                -------   --------       --------       --------       --------       --------
Income From Investment Operations
Net Investment Income (Loss) ................     (0.08)     (0.11)(b)      (0.14)(c)      (0.18)(c)      (0.13)(c)      (0.06)(c)
Net Realized and Unrealized Gain (Loss)
 on Investments .............................     (0.17)      4.74           3.22           3.43           5.18           1.46
                                                -------   --------       --------       --------       --------       --------
Total From Investment Operations ............     (0.25)      4.63           3.08           3.25           5.05           1.40
                                                -------   --------       --------       --------       --------       --------
Less Distributions
Distributions From Net Realized Capital Gains      0.00      (1.24)         (2.22)         (2.57)         (4.33)          0.00
                                                -------   --------       --------       --------       --------       --------
Total Distributions .........................      0.00      (1.24)         (2.22)         (2.57)         (4.33)          0.00
                                                -------   --------       --------       --------       --------       --------
Net Asset Value, End of the Period ..........   $ 15.02   $  18.41       $  19.27       $  19.95       $  20.67       $  22.07
                                                =======   ========       ========       ========       ========       ========
Total Return (%) (a) ........................      (1.6)      30.7           17.1           17.2           29.0            6.8
Ratio of Operating Expenses to Average
 Net Assets (%) .............................      1.63       1.61           1.50           1.45           1.46           1.42(d)
Ratio of Net Investment Income (loss)
 to Average Net Assets (%) ..................     (0.45)     (0.67)         (0.71)         (0.87)         (0.62)         (0.61)(d)
Portfolio Turnover Rate (%) .................        82         69             74             48            136            118
Net Assets, End of the Period (000) .........   $95,803   $123,504       $141,326       $149,734       $175,511       $183,435

The subadviser to the Fund prior to February 14, 1998 was Loomis Sayles & Company, L.P. Effective February 14, 1998 Westpeak
Investment Advisers, L.P. became subadviser to the Fund.

(a) A sales charge is not reflected in total return calculations.
(b) Per share net investment income (loss) does not reflect the period's reclassification of permanent differences between book and tax basis net investment income (loss). See Note 1d.
(c) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(d) Computed on an annualized basis.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(unaudited)

                                                                                     CLASS B
                                                -----------------------------------------------------------------------------
                                                                                                                     SIX MONTHS
                                                                      YEAR ENDED DECEMBER 31,                          ENDED
                                                ---------------------------------------------------------------       JUNE 30,
                                                   1994     1995           1996          1997           1998            1999
                                                ---------------------------------------------------------------       --------
Net Asset Value, Beginning of the Period ....   $  15.24   $  14.89       $  18.09       $  18.74       $  19.10       $  19.37
                                                --------   --------       --------       --------       --------       --------
Income From Investment Operations
Net Investment Income (Loss) ................      (0.08)     (0.16)(b)      (0.28)(c)      (0.32)(c)
                                                                                                           (0.27)(c)      (0.13)
Net Realized and Unrealized Gain (Loss)
 on Investments .............................      (0.27)      4.60           3.15           3.25           4.87           1.37
                                                --------   --------       --------       --------       --------       --------
Total From Investment Operations ............      (0.35)      4.44           2.87           2.93           4.60           1.24
                                                --------   --------       --------       --------       --------       --------
Less Distributions
Distributions From Net Realized Capital Gains       0.00      (1.24)         (2.22)         (2.57)         (4.33)          0.00
                                                --------   --------       --------       --------       --------       --------
Total Distributions .........................       0.00      (1.24)         (2.22)         (2.57)         (4.33)          0.00
                                                --------   --------       --------       --------       --------       --------
Net Asset Value, End of the Period ..........   $  14.89   $  18.09       $  18.74       $  19.10       $  19.37       $  20.61
                                                ========   ========       ========       ========       ========       ========
Total Return (%) (a) ........................       (2.3)      29.7           16.2           15.9           28.2            6.4
Ratio of Operating Expenses to Average
Net Assets (%) ..............................       2.38       2.36           2.25           2.20           2.21           2.17(d)
Ratio of Net Investment Income (loss)
 to Average Net Assets (%) ..................      (1.20)     (1.42)         (1.46)         (1.62)         (1.37)         (1.36)(d)
Portfolio Turnover Rate (%) .................         82         69             74             48            136            118
Net Assets, End of the Period (000) .........   $ 15,390   $ 26,234       $ 37,439       $ 45,546       $ 57,796       $ 65,535

The subadviser to the Fund prior to February 14, 1998 was Loomis Sayles & Company, L.P. Effective February 14, 1998 Westpeak
Investment Advisers, L.P. became subadviser to the Fund.

(a) A contingent deferred sales charge is not reflected in total return calculations.
(b) Per share net investment income (loss) does not reflect the period's reclassification of permanent differences between book and tax basis net investment income (loss). See Note 1d.
(c) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(d) Computed on an annualized basis.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(unaudited)

                                                                                     CLASS C                        CLASS Y
                                                -------------------------------------------------------------     -----------
                                                                                                   SIX MONTHS       MARCH 16,
                                                            YEAR ENDED DECEMBER 31,                   ENDED       1999 THROUGH
                                                ----------------------------------------------       JUNE 30,       JUNE 30,
                                                 1995        1996          1997         1998           1999           1999
                                                ----------------------------------------------       --------       --------
Net Asset Value, Beginning of the Period ....   $14.89     $ 18.08       $ 18.74       $ 19.11       $  19.37       $  21.49
                                                ------     -------       -------       -------       --------       --------
Income From Investment Operations
Net Investment Income (Loss) ................    (0.09)(a)   (0.28)(c)     (0.34)(c)     (0.27)(c)      (0.13)(c)      (0.03)(c)
Net Realized and Unrealized
 Gain (Loss) on Investments .................     4.52        3.16          3.28          4.86           1.37           0.62
                                                ------     -------       -------       -------       --------       --------
Total From Investment Operations ............     4.43        2.88          2.94          4.59           1.24           0.59
                                                ------     -------       -------       -------       --------       --------
Less Distributions
Distributions from Net Realized Capital Gains    (1.24)      (2.22)        (2.57)        (4.33)          0.00           0.00
                                                ------     -------       -------       -------       --------       --------
Total Distributions .........................    (1.24)      (2.22)        (2.57)        (4.33)          0.00           0.00
                                                ------     -------       -------       -------       --------       --------
Net Asset Value, End of the Period ..........   $18.08     $ 18.74       $ 19.11       $ 19.37       $  20.61       $  22.08
                                                ======     =======       =======       =======       ========       ========
Total Return (%) (b) ........................     29.7        16.2          15.9          28.1            6.4            2.7
Ratio of Operating Expenses
 to Average Net Assets (%) ..................     2.36        2.25          2.20          2.21           2.17(d)        1.17(d)
Ratio of Net Investment Income (Loss)
 to Average Net Assets (%) ..................    (1.42)      (1.46)        (1.62)        (1.37)         (1.36)(d)      (0.36)(d)
Portfolio Turnover Rate (%) .................       69          74            48           136            118            118
Net Assets, End of the Period (000) .........   $  354     $   504       $   979       $ 1,609       $  2,578       $     38

The subadviser to the Fund prior to February 14, 1998 was Loomis Sayles & Company, L.P. Effective February 14, 1998 Westpeak
Investment Advisers, L.P. became subadviser to the Fund.

(a) Per share net investment income (loss) does not reflect the period's reclassification of permanent differences between book and tax basis net investment income (loss). See Note 1d.
(b) A contingent deferred sales charge is not reflected in total return calculations.
(c) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(d) Computed on an annualized basis.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

For the Period Ended June 30,1999
(unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES. The Fund is a Series of New England Funds Trust I, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund seeks long-term growth of capital. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares is a "Fund").

The Fund offers Class A, Class B, Class C shares and Class Y shares. Class A shares are sold with a maximum front end sales charge of 5.75%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase (or five years if purchased before May 1, 1997). Class C shares do not pay front end sales charges and do not convert to any class of shares, but they do pay a higher ongoing distribution fee than Class A shares and may be subject to a contingent deferred sales charge if those shares are redeemed within one year. Class Y shares do not pay a front end sales charge, a contingent deferred sales charge or distribution fees. They are intended for institutional investors with a minimum of $1,000,000 to invest. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. Equity securities are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ national market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's adviser and subadviser, under the supervision of the Fund's Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification to the capital accounts.

E. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price, including interest. The Fund's subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

2. PURCHASES AND SALES OF SECURITIES. For the six months ended June 30, 1999 purchases and sales of securities (excluding short-term investments) were $141,679,133 and $140,169,470, respectively.

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund pays gross management fees to its investment adviser, New England Funds Management, L.P. ("NEFM") at the annual rate of 0.75% of the first $200 million of the Fund's average daily net assets, 0.70% of the next $300 million and 0.65% of such assets in excess of $500 million reduced by the payment to Westpeak Investment Advisers, L.P. ("Westpeak") the Fund's investment subadviser at the rate of 0.40% of the first $200 million of the Fund's average daily net assets, 0.35% of the next $300 million and 0.30% of such assets in excess of $500 million. Certain officers and directors of NEFM are also officers or Trustees of the Fund. NEFM and Westpeak are wholly owned subsidiaries of Nvest Companies, L.P. ("Nvest"), which is a subsidiary of Metropolitan Life Insurance Company ("MetLife"). Fees earned by NEFM and Westpeak under the management and subadvisory agreements in effect during the six months ended June 30, 1999 are as follows:

                               FEES EARNED
                               -----------
                           NEFM        $  418,498
                           Westpeak       468,175

The effective annualized management fee for the six months ended June 30, 1999 was 0.74%.

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. Nvest Services Company, Inc. ("NSC") is a wholly owned subsidiary of Nvest and performs certain accounting and administrative services for the Fund. The Fund reimburses NSC for all or part of NSC's expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund and (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance. For the six months ended June 30, 1999 these expenses amounted to $37,865 and are shown separately in the financial statements as accounting and administrative.

C. TRANSFER AGENT FEES. NSC is the transfer and shareholder servicing agent to the Fund and Boston Financial Data Services serves as the sub-transfer agent for the Fund. For the six months ended June 30, 1999, the Fund paid NSC $240,926 as compensation for its services in that capacity.

D. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, the Fund pays New England Funds, L.P. ("New England Funds"), the Fund's distributor (a wholly owned subsidiary of Nvest) a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by the New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1999, the Fund paid New England Funds $219,878 in fees under the Class A Plan. If the expenses of New England Funds that are otherwise reimbursable under the Class A Plan incurred in any year exceed the amounts payable by the Fund under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect. The amount of unreimbursed expenses carried forward at June 30, 1999 is $563,284.

Under the Class B and Class C Plans, the Fund pays New England Funds a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1999, the Fund paid New England Funds $76,003 and $2,490 in service fees under the Class B and Class C plans, respectively.

Also under the Class B and Class C Plans, the Fund pays New England Funds monthly distribution fees at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B and Class C shares. For the six months ended June 30, 1999, the Fund paid New England Funds $228,008 and $7,470 in distribution fees under the Class B and Class C plans, respectively.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors in shares of the Fund during the six month ended June 30, 1999 amounted to $280,406.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NEFM, New England Funds, Nvest, NSC or their affiliates. Each other Trustee receives a retainer fee at the annual rate of $40,000 and meeting attendance fees of $3,500 for each meeting of the Board of Trustees attended. Each committee member receives an additional retainer fee at the annual rate of $6,000 while each committee chairman receives a retainer fee (beyond the $6,000 fee) at the annual rate of $4,000. These fees are allocated to the various New England Funds based on a formula that takes into account, among other factors, the relative net assets of each fund.

A deferred compensation plan is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been, had it been invested in the Fund on the normal payment date. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

4. CAPITAL SHARES. At June 30, 1999 there was an unlimited number of shares of beneficial interest authorized, divided into four classes, Class A, Class B, Class C and Class Y capital shares. Transactions in capital shares were as follows:

                                                                       YEAR ENDED                     SIX MONTHS ENDED
                                                                     DECEMBER 31, 1998                   JUNE 30, 1999
                                                               ------------------------------    ------------------------------
CLASS A                                                            SHARES          AMOUNT           SHARES           AMOUNT
-------                                                        -------------    -------------    -------------    -------------
Shares sold ................................................       5,280,173    $ 103,638,373        3,574,205    $  75,188,074
Shares issued in connection with the reinvestment of:
  Distributions from net realized gain .....................       1,654,600       30,368,183                0                0
                                                               -------------    -------------    -------------    -------------
                                                                   6,934,773      134,006,556        3,574,205       75,188,074
Shares repurchased .........................................      (5,945,919)    (118,285,211)      (3,757,379)     (78,816,298)
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) ....................................         988,854    $  15,721,345         (183,174)   $  (3,628,224)
                                                               -------------    -------------    -------------    -------------

                                                                       YEAR ENDED                     SIX MONTHS ENDED
                                                                     DECEMBER 31, 1998                   JUNE 30, 1999
                                                               ------------------------------    ------------------------------
CLASS B                                                            SHARES          AMOUNT           SHARES           AMOUNT
-------                                                        -------------    -------------    -------------    -------------
Shares sold ................................................         517,025    $  10,206,537          461,842    $   9,127,910
Shares issued in connection with the reinvestment of:
Distributions from net realized gain .......................         602,457       10,304,737                0                0
                                                               -------------    -------------    -------------    -------------
                                                                   1,119,482       20,511,274          461,642        9,127,910
Shares repurchased .........................................        (520,591)     (10,256,232)        (266,485)      (5,265,939)
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) ....................................         598,891    $  10,255,042          195,357    $   3,861,971
                                                               -------------    -------------    -------------    -------------

                                                                       YEAR ENDED                     SIX MONTHS ENDED
                                                                     DECEMBER 31, 1998                   JUNE 30, 1999
                                                               ------------------------------    ------------------------------
CLASS C                                                            SHARES          AMOUNT           SHARES           AMOUNT
-------                                                        -------------    -------------    -------------    -------------
Shares sold ................................................          68,953    $   1,323,118           59,433    $   1,176,488
Shares issued in connection with the reinvestment of:
  Distributions from net realized gain .....................          14,104          241,925                0                0
                                                               -------------    -------------    -------------    -------------
                                                                      83,057        1,565,043           59,433        1,176,488
Shares repurchased .........................................         (51,202)        (986,753)         (17,466)        (346,102)
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) ....................................          31,855    $     578,290           41,967    $     830,386
                                                               -------------    -------------    -------------    -------------

                                                                       YEAR ENDED                     SIX MONTHS ENDED
                                                                     DECEMBER 31, 1998                   JUNE 30, 1999
                                                               ------------------------------    ------------------------------
CLASS Y                                                            SHARES          AMOUNT           SHARES           AMOUNT
-------                                                        -------------    -------------    -------------    -------------
Shares sold ................................................               0    $           0            1,729    $      36,691
Shares issued in connection with the reinvestment of:
  Distributions from net realized gain .....................               0                0                0                0
                                                               -------------    -------------    -------------    -------------
                                                                           0    $           0            1,729           36,691
Shares repurchased .........................................               0                0                0                0
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) ....................................               0    $           0            1,729    $      36,691
                                                               -------------    -------------    -------------    -------------
Increase (decrease) derived from capital shares transactions       1,619,600    $  26,554,677           55,879    $   1,100,824
                                                               =============    =============    =============    =============

(a)  Commencement of operations.

5. LINE OF CREDIT. The Fund along with the other portfolios that comprise the New England Funds (the "Funds") participate in a $100,000,000 committed line of credit provided by Citibank, N.A. under a credit agreement (the "Agreement") dated March 4, 1999. Advances under the Agreement are taken primarily for temporary or emergency purposes. Borrowings under the Agreement bear interest at a rate tied to one of several short-term rates that may be selected from time to time. In addition, the Funds are charged a facility fee equal to 0.08% per annum on the unused portion of the line of credit. The annual cost of maintaining the line of credit and the facility fee is apportioned pro rata among the participating Funds. There were no borrowings as of or during the six months ended June 30, 1999.

6. SECURITY LENDING. The Fund has entered into an agreement with a third party to lend its securities. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending its securities. At June 30, 1999 the Fund had no securities on loan.

                            NEW ENGLAND BALANCED FUND
           Supplement Dated August 15, 1999 to New England Stock Funds
                           Class A, B and C Prospectus
             and New England Stock and Star Funds Class Y Prospectus
                             Each dated May 3, 1999

 Effective immediately, John Hyll will remain on the Fund as the sole portfolio manager of the fixed income portion. Meri Ann Beck and Barr Segal are no longer acting as portfolio managers of this portion. Jeff Wardlow and Gregg Watkins will continue to manage the equity portion of the Fund.

--------------------------------------------------------------------------------
                                              GLOSSARY FOR MUTUAL FUND INVESTORS
--------------------------------------------------------------------------------

TOTAL RETURN - The change in value of a mutual fund investment over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

INCOME DISTRIBUTIONS - Payments to shareholders resulting from the net interest or dividend income earned by a fund's portfolio.

CAPITAL GAINS DISTRIBUTIONS - Payments to shareholders of profits earned from selling securities in a fund's portfolio. Capital gains distributions are usually paid once a year.

MARKET CAPITALIZATION - The value of a company's issued and outstanding common stock, as priced by the market:

NUMBER OF OUTSTANDING SHARES X CURRENT MARKET PRICE OF A SHARE = MARKET CAPITALIZATION.

PRICE/EARNINGS RATIO - Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price/earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different issues.

GROWTH INVESTING - An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

VALUE INVESTING - A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets aren't fully reflected in their stock prices. Value stocks will tend to have a lower price/earnings ratio than that of growth stocks.

STANDARD & POOR'S 500(R) (S&P 500) - Market value-weighted index showing the change in aggregate market value of 500 stocks relative to the base period of 1941-1943. It is composed mostly of companies listed on the New York Stock Exchange. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                             REGULAR INVESTING PAYS
--------------------------------------------------------------------------------

                                           FIVE GOOD REASONS TO INVEST REGULARLY
--------------------------------------------------------------------------------

1. It's an easy way to build assets.
2. It's convenient and effortless.
3. It requires a low minimum to get started.
4. It can help you reach important long-term goals like financing retirement or college funding.
5. It can help you benefit from the ups and downs of the market.

With Investment Builder, New England Funds' automatic investment program, you can invest as little as $100 a month in your New England fund automatically -- without even writing a check. And, as you can see from the chart below, your monthly investments can really add up over time.


--------------------------------------------------------------------------------
                         THE POWER OF MONTHLY INVESTING
--------------------------------------------------------------------------------

[A line graph appears here, illustrating the hypothetical accumulation of monthly investments at an 8% annual rate of return. The data points of the graph are as follows:]

Monthly investments of $100

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                        $7,322
10                                                                      $18,079
15                                                                      $33,886
20                                                                      $57,111
25                                                                      $91,236

Monthly investments of $200

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                       $14,643
10                                                                      $36,158
15                                                                      $67,772
20                                                                     $114,222
25                                                                     $182,472

Monthly investments of $500

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                       $36,608
10                                                                      $90,396
15                                                                     $169,429
20                                                                     $285,555
25                                                                     $456,181

For illustrative purposes only. These figures represent hypothetical accumulation at an 8% annual rate of return, and are not indicative of future performance of any New England Fund. The value of a New England Fund will fluctuate with changing market conditions.

This program cannot assure a profit nor protect against a loss in a declining market. It does, however, ensure that you buy more shares when the price is low and fewer shares when the price is high. Because this program involves continuous investment in securities regardless of fluctuating prices, the investor should consider his or her financial ability to continue purchases during periods of high or low prices.

You can start an Investment Builder program with your current New England Funds account. To open an Investment Builder account today, call your financial representative or New England Funds at 1-800-225-5478.

Past performance is no guarantee of future results. Please call New England Funds for a prospectus, which contains more information, including charges and other ongoing expenses. Please read prospectus carefully before you invest.

--------------------------------------------------------------------------------
                                NEW ENGLAND FUNDS
--------------------------------------------------------------------------------

                             LARGE-CAP EQUITY FUNDS
                               Capital Growth Fund
                                   Growth Fund
                             Growth and Income Fund
                      (formerly Growth Opportunities Fund)
                                  Balanced Fund
                                   Value Fund

                              ALL-CAP EQUITY FUNDS
                               Star Advisers Fund
                               Star Worldwide Fund
                            International Equity Fund
                                  Bullseye Fund
                               Equity Income Fund

                             SMALL-CAP EQUITY FUNDS
                               Star Small Cap Fund

                             GOVERNMENT INCOME FUNDS
                        Limited Term U.S. Government Fund
                           Government Securities Fund

                              TAX-FREE INCOME FUNDS
                              Municipal Income Fund
                           Intermediate Term Tax Free
                               Fund of California
                       Massachusetts Tax Free Income Fund

                               MONEY MARKET FUNDS
                             Cash Management Trust,
                               Money Market Series
                          Tax Exempt Money Market Trust

                             CORPORATE INCOME FUNDS
                        Short Term Corporate Income Fund
                 (formerly Adjustable Rate U.S. Government Fund)
                                Bond Income Fund
                                High Income Fund
                              Strategic Income Fund

To learn more, and for a free prospectus, contact your financial representative.

              Visit our World Wide Web site at www.mutualfunds.com
                      New England Funds, L.P., Distributor
                               399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

           This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains
          information about distribution charges, management and other items of interest. Investors are advised to read the
                     prospectus carefully before investing.

     New England Funds, L.P., and other firms selling shares of New England
      Funds are members of the National Association of Securities Dealers,
       Inc. (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure
      Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting their Web site at
                                 www.NASDR.com.

       Y2K Readiness Report: New England Funds has kept pace with the Y2K challenge. Mission critical systems have been tested and non-mission critical systems are scheduled for completion by September 30, 1999.
       Y2K is a top priority at New England Funds. For more information on our Y2K readiness, please visit our Web site at www.mutualfunds.com.

    THIS MATERIAL REPRESENTS YEAR 2000 READINESS DISCLOSURE PURSUANT TO THE
              YEAR 2000 INFORMATION AND READINESS DISCLOSURE ACT.

                                                              ------------------
          [Logo](R)                                               BULK RATE
    NEW ENGLAND FUNDS(R)                                        U.S. POSTAGE
Where The Best Minds Meet(R)                                        PAID
                                                                BROCKTON, MA
                                                               PERMIT NO. 770
                                                              ------------------


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      399 Boylston Street

     Boston, Massachusetts

             02116
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